Other Current Assets (Details) - Schedule of other current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Prepaid insurance	$ 227,800	$ 39,117
Deferred stock offering costs	166,967
Prepaid license fees	69,499	30,841
Operating lease right of use	92,503	131,568
Other	93,539	38,697
Total	$ 650,308	$ 240,223